Accounts Receivable, Net	12 Months Ended
Sep. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

As of September 30, 2024 and 2025, accounts receivable and allowance for credit losses consisted of the following:

	As of September 30,
	2024	2025
Accounts receivable	$7,909,633	$11,742,416
Less: allowance for credit losses	(107,598)	(280,407)
Accounts receivable, net	$7,802,035	$11,462,009

Accounts receivable are considered overdue after 180 days, the general credit term the Group offers to its customers. As of September 30, 2024 and 2025, the overdue accounts receivable, net of allowance for credit losses, aging between 180 days and one year were $128,571 and $377,748, respectively.

The movement of allowance for credit losses of accounts receivable were as follows:

	For the year September 30,
	2023	2024	2025
Balance at beginning of the year	$-	$2,810	$107,598
Changes in credit losses	2,907	101,964	172,081
Foreign currency translation adjustment	(97)	2,824	728
Balance at the end of the year	$2,810	$107,598	$280,407

For the years ended September 30, 2023, 2024 and 2025, the Group recorded credit losses of $2,907, $101,964 and $172,081 from continuing operations, respectively.